Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	¥ 3,965,451	¥ 3,494,481
Held-to-maturity Securities, Gross unrealized gains	549,211	159,528
Held-to-maturity Securities, Gross unrealized losses		(4,499)
Held-to-maturity Securities, Fair value	4,514,662	3,649,510
Marketable securities, Cost	5,884,366	5,319,511
Marketable securities, Gross unrealized gains	732,751	275,833
Marketable securities, Gross unrealized losses	(2,153)	(14,185)
Marketable securities, Fair value	6,614,964	5,581,159
Debt Securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,829,836	1,764,336
Available-for-Sale, Gross unrealized gains	139,097	63,289
Available-for-Sale, Gross unrealized losses	(1,156)	(8,173)
Available-for-Sale, Fair value	1,967,777	1,819,452
Equity securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	89,079	60,694
Available-for-Sale, Gross unrealized gains	44,443	53,016
Available-for-Sale, Gross unrealized losses	(997)	(1,513)
Available-for-Sale, Fair value	132,525	112,197
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	3,876,600	3,404,069
Held-to-maturity Securities, Gross unrealized gains	545,188	157,740
Held-to-maturity Securities, Gross unrealized losses		(4,499)
Held-to-maturity Securities, Fair value	4,421,788	3,557,310
Japanese national government bonds | Debt Securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,106,265	1,036,946
Available-for-Sale, Gross unrealized gains	114,806	55,384
Available-for-Sale, Gross unrealized losses	(463)	(879)
Available-for-Sale, Fair value	1,220,608	1,091,451
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	7,195	12,592
Held-to-maturity Securities, Gross unrealized gains	432	277
Held-to-maturity Securities, Fair value	7,627	12,869
Japanese local government bonds | Debt Securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	66,553	33,513
Available-for-Sale, Gross unrealized gains	643	163
Available-for-Sale, Gross unrealized losses	(1)	(1)
Available-for-Sale, Fair value	67,195	33,675
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	28,918	31,379
Held-to-maturity Securities, Gross unrealized gains	3,571	1,501
Held-to-maturity Securities, Fair value	32,489	32,880
Japanese corporate bonds | Debt Securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	210,519	293,885
Available-for-Sale, Gross unrealized gains	1,715	1,489
Available-for-Sale, Gross unrealized losses	(70)	(224)
Available-for-Sale, Fair value	212,164	295,150
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	52,738	46,441
Held-to-maturity Securities, Gross unrealized gains	20	10
Held-to-maturity Securities, Fair value	52,758	46,451
Foreign corporate bonds | Debt Securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	425,892	377,609
Available-for-Sale, Gross unrealized gains	17,502	4,705
Available-for-Sale, Gross unrealized losses	(620)	(7,063)
Available-for-Sale, Fair value	442,774	375,251
Other | Debt Securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	20,607	22,383
Available-for-Sale, Gross unrealized gains	4,431	1,548
Available-for-Sale, Gross unrealized losses	(2)	(6)
Available-for-Sale, Fair value	¥ 25,036	¥ 23,925